Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	317,330.16
Total Transaction Valuation	2,297,828,851.00
Total Offset Amount	0.00
Net Fee	$ 317,330.16
Offering Table N/A
Offset Table N/A	N/A